Share Capital - Schedule of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of Options	8,821,980	6,843,217
Excercisable Options, Remaining Life-Year	3 years 6 months 18 days	3 years 5 months 1 day	2 years 6 months 15 days
Number of Exercisable Options	3,637,490	2,657,192	3,185,513
Granted, Number of Options	1,660,614	4,871,500
Exercised, Number of Options	(1,173,249)	(2,599,738)
Forfeited, Number of Options	(1,123,396)	(292,999)
Ending balance, Number of Options	8,185,949	8,821,980	6,843,217
Weighted Average, Exercisable Options	$ 4.21	$ 3.12	$ 2.49
Beginning balance, Weighted Average, Price per Share	$ 4.60	$ 2.87
Granted, Weighted Average, Price per Share	$ 5.02	$ 5.77
Exercised, Weighted Average, Price per Share	$ 2.63	$ 2.30
Forfeited, Weighted Average, Price per Share	$ 5.59	$ 4.13
Ending balance, Weighted Average, Price per Share	$ 4.83	$ 4.60	$ 2.87
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, price per share	$ 7.09	$ 5.62
Granted, Price Range per share	$ 5.05	$ 7.09
Exercised, Price Range per share	$ 5.01	$ 5.01
Forfeited, Price Range per share	$ 7.09	$ 5.52
Price Range, price per share	$ 7.09	$ 7.09
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, price per share	$ 0.72	$ 0.72
Granted, Price Range per share	$ 4.94	$ 5.34
Exercised, Price Range per share	$ 1.88	$ 0.72
Forfeited, Price Range per share	$ 1.42	$ 1.88
Price Range, price per share	$ 1.42	$ 0.72